Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 12.8%
Absa Group Ltd.	919,843	$7,723,389
Capitec Bank Holdings Ltd.	103,322	11,842,565
Nedbank Group Ltd.	584,625	6,071,572
Standard Bank Group Ltd.	1,654,305	13,437,265
		39,074,791

Capital Markets — 1.0%
Reinet Investments SCA	175,089	2,900,169

Chemicals — 3.9%
Sasol Ltd.(a)	721,530	11,860,043

Diversified Financial Services — 9.1%
FirstRand Ltd.	6,444,545	22,537,258
Remgro Ltd.	675,557	5,331,400
		27,868,658

Equity Real Estate Investment Trusts (REITs) — 1.2%
Growthpoint Properties Ltd.	4,379,459	3,675,937

Food & Staples Retailing — 7.9%
Bid Corp. Ltd.	428,150	8,209,820
Clicks Group Ltd.	313,461	5,587,312
Shoprite Holdings Ltd.	641,628	7,953,686
SPAR Group Ltd. (The)	245,863	2,513,506
		24,264,324

Food Products — 0.8%
Tiger Brands Ltd.	218,076	2,457,451

Industrial Conglomerates — 1.4%
Bidvest Group Ltd. (The)	369,214	4,197,038

Insurance — 6.6%
Discovery Ltd.(a)	552,415	4,629,102
Old Mutual Ltd.	6,010,546	4,591,521
Rand Merchant Investment Holdings Ltd.	977,693	2,572,553
Sanlam Ltd.	2,416,356	8,416,606
		20,209,782

Internet & Direct Marketing Retail — 14.0%
Naspers Ltd., Class N	277,972	42,962,709

Media — 1.2%
MultiChoice Group	480,148	3,713,487

Metals & Mining — 22.6%
African Rainbow Minerals Ltd.	143,263	1,855,618
Anglo American Platinum Ltd.	67,730	7,184,306
AngloGold Ashanti Ltd.	532,780	11,388,861
Gold Fields Ltd.	1,133,188	13,042,982
Harmony Gold Mining Co. Ltd.	707,762	3,030,578
Security	Shares	Value

Metals & Mining (continued)
Impala Platinum Holdings Ltd.	1,043,256	$13,066,132
Kumba Iron Ore Ltd.	82,231	2,328,035
Northam Platinum Holdings Ltd.(a)	455,525	6,363,316
Sibanye Stillwater Ltd.	3,526,718	10,997,305
		69,257,133

Multiline Retail — 1.3%
Woolworths Holdings Ltd.	1,273,302	4,115,543

Oil, Gas & Consumable Fuels — 1.0%
Exxaro Resources Ltd.	315,096	3,007,527

Pharmaceuticals — 2.4%
Aspen Pharmacare Holdings Ltd.	495,269	7,408,320

Real Estate Management & Development — 1.1%
NEPI Rockcastle PLC	544,177	3,375,232

Specialty Retail — 2.1%
Mr. Price Group Ltd.	327,352	4,095,759
Pepkor Holdings Ltd.(a)(b)	1,651,870	2,277,618
		6,373,377

Wireless Telecommunication Services — 9.4%
MTN Group Ltd.(a)	2,164,775	21,836,493
Vodacom Group Ltd.	820,230	6,885,188
		28,721,681

Total Common Stocks — 99.8%
(Cost: $381,077,658)		305,443,202

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	220,000

Total Short-Term Investments — 0.1%
(Cost: $220,000)		220,000

Total Investments in Securities — 99.9%
(Cost: $381,297,658)		305,663,202

Other Assets, Less Liabilities — 0.1%		241,334

Net Assets — 100.0%		$305,904,536

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$310,000	$—	$(90,000	)(a)	$—	$—	$220,000	220,000	$2	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	10	12/15/21	$400	$23,699

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$155,486,692	$149,956,510	$—	$305,443,202
Money Market Funds	220,000	—	—	220,000
	$155,706,692	$149,956,510	$—	$305,663,202
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$23,699	$—	$23,699

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2